Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income		$ 18,633,000	$ 8,349,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses		700,000	9,840,000
(Gain) loss on equity securities	[1]	(209,000)	101,000
Depreciation and amortization of premises and equipment, net		1,420,000	1,342,000
Software amortization expense		361,000	351,000
Financing lease amortization expense		313,000	286,000
Gain on sale of premises and equipment		0	(27,000)
Amortization of premium and discount on investment securities, net		506,000	365,000
Accretion of deferred loan fees, net		(4,780,000)	(2,790,000)
Amortization of core deposit intangibles		321,000	332,000
Stock-based compensation (income) expense, net		478,000	144,000
Origination of loans held for sale		(34,081,000)	(42,487,000)
Proceeds from sale of loans		35,148,000	44,316,000
Gain on sale of loans		(1,240,000)	(1,487,000)
Earnings on bank-owned life insurance	[1]	(546,000)	(427,000)
Deferred income tax		(401,000)	(1,348,000)
Gain on other real estate owned		(43,000)	(253,000)
Increase in accrued interest receivable		1,078,000	(1,739,000)
Decrease in accrued interest payable		(343,000)	(337,000)
Other, net		(1,893,000)	551,000
Net cash provided by operating activities		15,422,000	15,082,000
INVESTING ACTIVITIES
Proceeds from repayments and maturities		11,521,000	18,170,000
Purchases		(68,907,000)	(24,071,000)
Decrease (increase) in loans, net		127,294,000	(127,874,000)
Proceeds from the sale of other real estate owned		501,000	709,000
Net purchase of premises and equipment		(605,000)	(1,077,000)
Proceeds from the disposal of premises and equipment		0	27,000
Purchase of restricted stock		0	(1,600,000)
Redemption of restricted stock		658,000	391,000
Proceeds from bank-owned life insurance		424,000	0
Net cash (used in) provided by investing activities		70,886,000	(135,325,000)
FINANCING ACTIVITIES
Net (decrease) increase in deposits		(58,590,000)	204,357,000
Decrease in short-term borrowings, net		0	(5,075,000)
Proceeds from other borrowings		0	3,952,000
Repayment of other borrowings		(4,204,000)	(674,000)
Stock options exercised		94,000	12,000
Repurchase of treasury shares		(12,291,000)	(1,191,000)
Cash dividends		(4,240,000)	(3,834,000)
Net cash (used in) provided by financing activities		(79,231,000)	197,547,000
Increase (decrease) in cash and cash equivalents		7,077,000	77,304,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR		112,417,000	35,113,000
CASH AND CASH EQUIVALENTS AT END OF YEAR		119,494,000	112,417,000
SUPPLEMENTAL INFORMATION
Interest on deposits and borrowings		4,408,000	9,587,000
Income taxes		5,526,000	2,177,000
Transfers from loans to other real estate owned		63,000	7,688,000
Finance lease assets added to premises and equipment		(67,000)	(1,010,000)
Finance lease liabilities added to borrowed funds		$ 67,000	$ 1,010,000

[1]	Not within scope of ASC 606